TAXES ON INCOME (Parentheticals) (Details 2)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Income Tax Note [Line Items]
Statutory tax rates by jurisdiction	26.40%	[1]	25.00%	20.00%
NETHERLANDS
Income Tax Note [Line Items]
Statutory tax rates by jurisdiction	25.00%
ISRAEL
Income Tax Note [Line Items]
Statutory tax rates by jurisdiction	26.50%

[1]	The theoretical tax benefit (taxes on income) for the year ended December 31, 2014 computed on pre-tax income or loss at the weighted average tax rate has been calculated as the sum of the pre-tax income in the Netherlands and Israel multiplied by that jurisdiction's applicable statutory tax rate. The statutory tax rates by jurisdiction were 26.5% for Israel and 25% for the Netherlands.